SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Yin Zhan Holding Pte Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties	[1]	$ 598	$ 578
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties		15,818	14,497
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to related parties		$ 16,416	$ 15,075

[1]	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.